Condensed Consolidated Interim Statements of Stockholders' Equity (Parentheticals) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share premium		$ 12,279
Maxpro Warrants [member]
Reclassification from equity into warrant liability	$ 1,300
Difference between value of liability transferred and original value before transfer from equity into financial liabilities routed through general reserves	5,800
Warrant liability	1,300
Share premium [member]
Share premium	661,472	$ 12,317
Share premium [member] | Maxpro Warrants [member]
Reclassification from equity into warrant liability	7,100
Share premium	1,300
Retained earnings [member]
Reclassification from equity into warrant liability	$ 5,800